CAPITAL MANAGEMENT AND FINANCIAL RISK - Maturities of Company's financial liabilities (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
CAPITAL MANAGEMENT AND FINANCIAL RISK
Total obligation-end of period-undiscounted	$ 3,047
Next 12 months
CAPITAL MANAGEMENT AND FINANCIAL RISK
Total obligation-end of period-undiscounted	451
One to five years
CAPITAL MANAGEMENT AND FINANCIAL RISK
Total obligation-end of period-undiscounted	2,026
More than five years
CAPITAL MANAGEMENT AND FINANCIAL RISK
Total obligation-end of period-undiscounted	570
Liquidity Risk | Next 12 months
CAPITAL MANAGEMENT AND FINANCIAL RISK
Accounts payable and accrued liabilities (note 10)	33,557
Interest on Convertible Notes (note 14)	7,645
Total obligation-end of period-undiscounted	451
Convertible Notes (note 14)	0
Maturities of financial liabilities	41,653
Liquidity Risk | One to five years
CAPITAL MANAGEMENT AND FINANCIAL RISK
Accounts payable and accrued liabilities (note 10)	0
Interest on Convertible Notes (note 14)	100,622
Total obligation-end of period-undiscounted	2,026
Convertible Notes (note 14)	0
Maturities of financial liabilities	102,648
Liquidity Risk | More than five years
CAPITAL MANAGEMENT AND FINANCIAL RISK
Accounts payable and accrued liabilities (note 10)	0
Interest on Convertible Notes (note 14)	14,255
Total obligation-end of period-undiscounted	570
Convertible Notes (note 14)	473,511
Maturities of financial liabilities	$ 488,336